Other Liabilities And Provisions	12 Months Ended
Dec. 31, 2015
Other Liabilities And Provisions [Abstract]
Other Liabilities And Provisions

14.Other Liabilities and Provisions

As at December 31	2015	2014

The Bow Office Building (See Note 9)	$1,238	$1,486
Capital Lease Obligations (See Note 9)	353	473
Unrecognized Tax Benefits (See Note 7)	189	279
Pensions and Other Post-Employment Benefits	115	144
Long-Term Incentives (See Note 21)	23	70
Other Derivative Contracts (See Notes 23, 24)	23	-
Other	34	32
	$1,975	$2,484

The Bow Office Building

As described in Note 9, Encana has recognized the accumulated costs for The Bow office building, which is under a 25-year lease agreement.  At the conclusion of the 25-year term, the remaining asset and corresponding liability are expected to be derecognized.  Encana has also subleased part of The Bow office space to a subsidiary of Cenovus Energy Inc. (“Cenovus”).   The total undiscounted future payments related to the lease agreement and the total undiscounted future amounts expected to be recovered from the Cenovus sublease are outlined below.

(undiscounted)	2016	2017	2018	2019	2020	Thereafter	Total

Expected Future Lease Payments	$68	$68	$69	$69	$70	$1,315	$1,659
Sublease Recoveries	$(34)	$(34)	$(34)	$(34)	$(34)	$(646)	$(816)

Capital Lease Obligations

As described in Note 9, the Company has several lease arrangements that are accounted for as capital leases, including an office building, equipment and the PFC.  Variable interests related to the PFC are described in Note 19.

The total expected future lease payments related to the Company’s capital lease obligations are outlined below.

	2016	2017	2018	2019	2020	Thereafter	Total

Expected Future Lease Payments	$98	$99	$99	$99	$99	$133	$627
Less Amounts Representing Interest	44	42	38	34	31	31	220
Present Value of Expected
Future Lease Payments	$54	$57	$61	$65	$68	$102	$407